History And Organization of The Group (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of subsidiaries [abstract]
Summary of Direct or Indirect Interests In The Principal Subsidiaries And The Principal Consolidated Affiliated Entities
(a)	As of December 31, 2024 and 2025, the Company had direct or indirect interests in the principal subsidiaries and the principal consolidated affiliated entities as follows:

Company name	Kind of legal entity and place of incorporation	Principal activities and place of operations	Issued and paid-in capital/registered capital	Attributable equity interest/economic interest to the Group
				2024	2025
Controlled through direct or indirect equity holding:
Gem Blazing Limited	Corporation, Cayman Islands	Intermediate holding, Cayman Islands	USD742,000,000	100%	100%
Wincon Hong Kong Investment Company Limited	Corporation, Hong Kong	Intermediate holding, Hong Kong	USD742,000,000	100%	100%
Weikun (Shanghai) Technology Service Co., Ltd. (“Weikun Technology”)	Corporation, the PRC	Technology advisory service, the PRC	RMB7,923,258,050/ USD1,191,000,000	100%	100%
Jinjiong (Shenzhen) Technology Service Company Ltd. (“Jinjiong Technology”)	Corporation, the PRC	I ntermediate holding , the PRC	RMB1,300,000,000	100%	100%
Lufax Holding (Shenzhen) Technology Service Co., Ltd.	Corporation, the PRC	Internet platform service, the PRC	RMB298,549,200/ RMB300,000,000	100%	100%
Gem Alliance Limited	Corporation, Cayman Islands	Intermediate holding, Cayman Islands	USD1,828,535,620	100%	100%
Harmonious Splendor Limited	Corporation, Hong Kong	Intermediate holding, Hong Kong	USD2,165,088,878	100%	100%
Ping An Rongyi (Jiangsu) Financing Guarantee Co., Ltd. (iii)	Corporation, the PRC	Financing guarantee services, the PRC	USD3,109,801,102	100%	100%
Ping An Puhui Enterprises Management Co., Ltd. (ii)	Corporation, the PRC	Enterprise management service, the PRC	RMB9,435,425,000	100%	100%
Chongqing Yuheao Commercial Information Consulting Co., Ltd. (iii)	Corporation, the PRC	Information service consultation, the PRC	RMB20,000,000	100%	100%
Shenzhen Ping An Rongyi Investment & Consulting Co., Ltd. (iii)	Corporation, the PRC	Investment and financial consulting service, the PRC	RMB1,251,363,637	100%	100%
Ping An Rongyi (Heilongjiang) Information Service Co., Ltd. (iii)	Corporation, the PRC	Information technology services, the PRC	RMB1,000,000,000	100%	100%
Ping An Consumer Finance Co., Ltd.	Corporation, the PRC	Consumer finance business, the PRC	RMB5,000,000,000	70%	70%
PAO Bank Limited (“PAObank”) (i)	Corporation, Hong Kong	Banking services, Hong Kong	HKD2,700,000,000	100%	100%
Heilongjiang Jinlian Yuntong Microfinance Co., Ltd. (“Heilongjiang Microfinance”)	Corporation, the PRC	Microfinance services, the PRC	RMB10,000,000,000	100%	100%
Controlled through Contractual Agreements:
Shanghai Xiongguo Corporation Management Co., Ltd. (“Xiongguo”)	Corporation, the PRC	Intermediate holding, the PRC	RMB1,000,000,000	100%	100%
Shanghai Lufax Information Technology Co., Ltd.	Corporation, the PRC	Online wealth management information platform service, the PRC	RMB836,670,000	100%	100%
Shenzhen Lufax Holding Enterprise Management Co., Ltd.	Corporation, the PRC	Intermediate holding, the PRC	RMB0/ RMB5,000,000	100%	100%
Controlled through de facto control:
Zhongshi Credit Management Co., Ltd.	Corporation, the PRC	Non-performing asset management, the PRC	RMB100,000,000	90%	90%
Shenzhen Jiayun Hua’ao Information Service Co., Ltd.	Corporation, the PRC	Information consulting services, the PRC	RMB570,000,000	100%	100%
The English names of certain subsidiaries of the Group represent the best effort by the Company’s management to translate their Chinese names, as these subsidiaries do not have official English names.

(a)	As of December 31, 2024 and 2025, the Company had direct or indirect interests in the principal subsidiaries and the principal consolidated affiliated entities as follows.

(i)
On November 13, 2023, the Group entered into a share purchase agreement with OneConnect Financial Technology Co., Ltd. (as the seller) (“OCFT”) and PAO Bank Limited (previously known as Ping An OneConnect Bank (Hong Kong) Limited) (the “PAObank”), pursuant to which OCFT conditionally agreed to sell, and the Group conditionally agreed to acquire PAObank through the sale and purchase of the entire issued share capital of the indirect holding company of PAObank, Jin Yi Tong Limited, at a consideration of HKD933 million in cash. On April 2, 2024, all the conditions precedent to the acquisition of PAObank had been fulfilled. Upon that, the acquisition was completed and the PAObank became a wholly-owned subsidiary of the Group. As of December 31, 2025, following the Group’s acquisition of PAObank, the Group completed multiple capital injections, with HKD500 million in 2024 and
HKD700
million in 2025. As mentioned in Note 53, PAO Bank Limited was renamed as Ping An Digital Bank (International) Limited in March 2026.

(ii)
On August 5, 2024, Harmonious Splendor Limited, the parent company of Ping An Puhui Enterprises Management Co., Ltd., increased its capital contribution to Ping An Puhui Enterprises Management Co., Ltd. from RMB8,494,800,000 to RMB9,435,425,000.

(iii)
In 2024, Ping An Puhui Financing Guarantee Co., Ltd., Chongqing Jinan Microloan Co., Ltd., Ping An Puhui Investment & Consulting Co., Ltd. and Ping An Puhui Information Services Co., Ltd. were renamed as Ping An Rongyi (Jiangsu) Financing Guarantee Co., Ltd., Chongqing Yuheao Commercial Information Consulting Co., Ltd , Shenzhen Ping An Rongyi Investment & Consulting Co., Ltd. and Ping An Rongyi (Heilongjiang) Information Service Co., Ltd., respectively.

Summary of the major consolidated structured entities other than consolidated affiliated entities of the group
(b)	The following table sets forth the major consolidated structured entities other than Consolidated Affiliated Entities of the Group as of December 31, 2025.

Name	Amount of investment by the Group	Remaining paid-in capital of structured entities (i)
	RMB’000	RMB’000
Trust A	3,539,000	3,539,000
Asset Management Product A	3,458,341	3,458,341
Wealth Management Product A	2,473,064	2,473,064
Trust B	2,188,707	2,188,707
Asset Management Product B	2,000,438	2,000,438
Trust C	1,529,513	1,529,513
Asset Management Product C	1,431,107	1,431,107
Trust D	1,359,000	1,359,000
Trust E	1,320,000	1,320,000
Wealth Management Product B	1,174,048	1,174,048
Ping An Group and its subsidiaries also made investments in these structured entities. Meanwhile, Ping An Group and its subsidiaries also provide certain services to certain consolidated structured entities.

(i)	The remaining paid-in capital is the amount not yet paid to the investors.

Summary of balance sheet details of consolidated affiliated entities and their subsidiaries
(e)
The following are major financial statement amounts and balances of the Group’s Consolidated Affiliated Entities and their consolidated subsidiaries as of December 31, 2024 and 2025 and for the three years ended December 31, 2025.

	December 31,	December 31,
	2024	2025
	RMB’000	RMB’000
Assets arising from inter-company transactions	8,073	9,636
Amounts due from Group companies	2,473,019	2,956,631
Total assets	5,938,745	5,064,124
Amounts due to Group companies	9,292,627	8,509,996
Total liabilities	10,205,635	9,414,413

Summary of cash flow summary and income summary of consolidated affiliated entities and subsidaries

	For the year ended December 31,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000
Inter-company revenues	90,513	554,293	15,026
Total income	287,994	430,361	276,053
Inter-company expenses	(311,248)	(140,989)	(113,313)
Total expenses	(532,838)	(910,908)	(350,571)
Net loss	(244,844)	(480,547)	(74,518)

	For the year ended December 31,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000
Inter-company cash flow	592,730	(1,431,064)	(944,744)
Reclassification (i)	(538,060)	—	—
Other operating activities	615,102	3,400	(75,013)

Net cash generated from/(used in) operating activities	669,772	(1,427,664)	(1,019,757)

Inter-company cash flow	311,736	234,747	—
Reclassification (i)	538,060	—	—
Payment for advances to consolidated entities	(700,000)	(3,430,000)	(180,000)
Receipts of repayment of the advances from consolidated entities	—	3,648,130	1,200,283
Proceeds from sale of investment assets	2,539,903	2,372,250	2,872,801
Payment for acquisition of investment assets	(859,230)	(1,656,500)	(2,790,000)
Other investing activities	(181)	86,767	4

Net cash generated from investing activities	1,830,288	1,255,394	1,103,088

Repayment for advances to consolidated entities	(4,679,877)	—	—
Receipts of advances from consolidated entities	37,850	—	—
Repayment of interest expenses and borrowings	—	(48,333)	—

Net cash used in financing activities	(4,642,027)	(48,333)	—

Effect of exchange rate changes on cash and cash equivalents	9	—	—
Net increase/(decrease) in cash	(2,141,958)	(220,603)	83,331
Cash at the beginning of the year	2,449,898	307,940	87,337

Cash at the end of the year	307,940	87,337	170,668

(i)
This represents the reclassification of certain cash flows that were considered as investing activities in the financial statements of consolidated entities and consolidated affiliated entities’ subsidiaries and as operating activities in the consolidated financial statements of the Group.